Deferred Compensation Plan (Details) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Revenue Arrangement [Line Items]
Deferral of compensation percentage maximum	100.00%		100.00%
Unrealized gain (loss)	$ (758)	$ (774)	$ 8,106	$ (11,476)	$ 2,170
Distribution from deferred compensation plan	46	$ 80	241	229	$ 0
Deferred compensation plan liability	$ 11,268		$ 10,574	$ 19,259
Common Stock
Deferred Revenue Arrangement [Line Items]
Deferred compensation plan distribution (in shares)	1	0	3	3	0
Deferred compensation plan
Deferred Revenue Arrangement [Line Items]
Unrealized gain (loss)	$ (740)	$ (561)	$ 8,444	$ (10,410)	$ 2,127